Dropdown Predecessor - Additional Information (Detail) $ in Thousands			1 Months Ended					12 Months Ended
	Jul. 01, 2015 USD ($)	May. 02, 2013 USD ($) ExtensionOptions	Jul. 31, 2015 USD ($) shares	Nov. 30, 2014 shares	Dec. 31, 2013 shares	May. 31, 2013 shares	Apr. 30, 2013 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution								$ 250,299	$ 214,656	$ 192,142
Increase (Decrease) Partnership's net income								100,143	17,656	71,915
Interest expense								122,838	88,381	62,855
Realized and unrealized losses (gains) on derivative instruments								$ 73,704	143,703	(34,820)
Number of Common Units Issued | shares			14,402,304	6,704,888	1,750,000	1,446,654	2,056,202
General partner's interest								2.00%
Increase in Partnership's revenue								$ 1,229,413	1,019,539	930,739
Petrojarl Knarr Fpso [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Operating leases contract cancel term			6 years
Operating lease arrangement period, lessor			10 years
Increase (Decrease) Partnership's net income								10,100
Acquisition financing	$ 745,100
Entity acquired, Purchase price, excluding promissory note	37,400
Purchase price paid in cash	35,000
Teekay Corporation's contribution to maintain general partner interest			$ 6,100
General partner's interest			2.00%
Increase in Partnership's revenue								$ 69,500
Petrojarl Knarr Fpso [Member] | Convertible Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Interest rate on convertible promissory note								6.50%
Outstanding principal balance of convertible debt								$ 100,000
Petrojarl Knarr Fpso [Member] | July One Two Thousand Sixteen [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Outstanding principal balance of convertible debt			$ 300,000
Petrojarl Knarr Fpso [Member] | Common Units [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Number of Common Units Issued | shares			14,400,000
Petrojarl Knarr Fpso [Member] | Working Capital [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, purchase price	14,500
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution	103,300
Expected cost of project	1,260,000
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member] | July One Two Thousand Sixteen [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Repayment of debt			$ 92,000
Teekay Corporation [Member] | Petrojarl Knarr Fpso [Member] | July One Two Thousand Sixteen [Member] | Convertible Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition financing	$ 492,000
Interest rate on convertible promissory note	6.50%
Affiliated Entity [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control	100.00%
Business acquisition, purchase price	$ 529,400
Dropdown Predecessor [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Increase (Decrease) Partnership's net income								10,100		(2,225)
Purchase price paid in cash		$ 270,000
Dropdown Predecessor [Member] | Voyageur Spirit [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Interest expense										300
Realized and unrealized losses (gains) on derivative instruments										$ 100
Dropdown Predecessor [Member] | Affiliated Entity [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control		100.00%
Operating lease arrangement period, lessor		5 years
Extension option period		1 year
Business acquisition, purchase price								503,100
Dropdown Predecessor [Member] | Affiliated Entity [Member] | Teekay Corporation [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution								$ 71,400	$ 71,400
Maximum [Member] | Dropdown Predecessor [Member] | Affiliated Entity [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Operating lease arrangement period, lessor		5 years
Number of extension options | ExtensionOptions		10
Initial [Member] | Dropdown Predecessor [Member] | Affiliated Entity [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, purchase price		$ 540,000